ASSET RETIREMENT OBLIGATION - Schedule of Asset Retirement Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Asset Retirement Obligation [Abstract]
Asset retirement obligation, beginning of year	$ 188,228	$ 205,201	$ 216,000
Change in obligation	(29,314)	(16,973)	(10,799)
Accretion expense	0	0	0
Asset retirement obligation, end of year	$ 158,914	$ 188,228	$ 205,201